Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Related Party [Abstract]
Summary of Key Management Personnel Compensation
Key management personnel compensation comprised:

	2025	2024	2023
Short-term employee benefits	$20,152	18,360	17,573
Variable compensation	23,062	21,392	8,258
Share-based payments	6,649	14,798	16,742

	$49,863	54,550	42,573

Summary of Related-Party Transactions and Balances
Related-party transactions and balances-
Transactions carried out with related parties during the years ended December 31, 2025, 2024 and 2023, are disclosed below:

i.	Operations

	2025	2024	2023
Revenues:
Leases (2) (3)	$94	106	75
Administrative services (1)	—	—	12
Interline, net (3) (a)	137,041	131,616	2,472
Premier lounges (3)	1,086	1,599	1,292
Other services (1), (2), (3) and (4)	27	29	13

	$138,248	133,350	3,864

Expenses:
Purchase of Sky Miles Rewards Points (3)	$11,835	5,747	6,686
Fuel (3)	65,932	59,592	84,204
Ramp services, net (3)	36,967	37,316	32,143
Maintenance (2) and (3) (b)	1,490	1,322	1,345
Joint Cooperation Agreement, net (3)	10,000	—	—
Personnel services (3)	428	2,009	381
Freight handling (3)	1,024	2,314	1,353
Interest expenses, net (1) and (2)	—	499	22
Other services (1)	186	197	174

	$127,862	108,996	126,308

(1)	Aeromexpress, S. A. de C. V. (“Aeromexpress”)

(2)	AM DL MRO JV, S. A. P. I. de C. V. (“MRO”).

(3)	Delta Air Lines, Inc. (“Delta”)

(4)	AM BD GP JV, S. A. P. I. de C. V. (“AM BD”)

(a)	Within this figure is included Delta’s interline revenue for $138,465, $131,674 and $130,313 in 2025, 2024 and 2023, respectively.

(b)	In addition, the Group received maintenance services, which based on the respective accounting policies, were capitalized for $4,152, $606, and $294 in 2025, 2024 and 2023, respectively.

Summary of Balances Due from and Due to Related Parties
ii.	Outstanding balance
Balances due from and due to related parties as of December 31, 2025, 2024 and 2023, are as follows:

	2025	2024	2023
Due from:
MRO	$—	1	—
Delta	2,630	3,082	1,146

	$2,630	3,083	1,146

Due to:
MRO (1)	$—	—	13,695
Aeromexpress	1,103	786	714
AM BD	—	—	11

	$1,103	786	14,420

Balances due from and due to related parties relates to
non-interest-bearing
payables with no specific maturity and are for its nature, at short-term.

(1)	Within this balance one transaction stipulates an annual interest rate of 5.82%.